Discontinued operations - Results of discontinued expenses by nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Interest on lease liabilities (notes 7(a)(ii) and 10(a))	$ 241,497	$ 244,085	$ 205,915
Salaries, wages and other benefits	27,745,031	21,058,447	13,246,763
Contributions to defined contribution retirement plan	718,933	369,102	344,926
Equity-settled share-based payment expenses	10,495,706	25,913,717	20,426,026
Total staff costs	38,959,670	47,341,266	34,017,715
Cost of inventories (note 18)	6,320,806	7,129,679	8,948,607
Depreciation of (note 13)
- property, plant and equipment#	2,995,067	1,068,535	938,005
- right-of-use assets#	1,761,394	950,477	625,284
Amortization of intangible assets# (note 14)	1,914,561	57,846	67,433
Write-off on inventories	3,136,551	2,055,859	0
Auditor’s remuneration	1,244,315	1,319,047	1,052,910
Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	1,997,360	282,918	345,183
Cost of inventories (note 18)	9,081,519	57,442,036	52,701,330
Depreciation of (note 13)
Total depreciation and amortization charges	1,435,709	501,786	430,359
Selling and distribution expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	3,891,109	1,593,735	1,144,714
Research and development expenses
Depreciation of (note 13)
Total depreciation and amortization charges	584,545	132,156	55,519
Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	22,844,921	39,827,318	26,380,004
Depreciation of (note 13)
Total depreciation and amortization charges	4,650,768	1,442,916	1,144,844
Total depreciation and amortization charges
Depreciation of (note 13)
Total depreciation and amortization charges	6,671,022	2,076,858	1,630,722
Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Interest on lease liabilities (notes 7(a)(ii) and 10(a))	122,300	203,429	163,719
Imputed interest on deferred consideration	0	0	22,235
Finance costs	122,300	203,429	185,954
Salaries, wages and other benefits	9,121,633	88,585,752	63,375,740
Contributions to defined contribution retirement plan	0	492,761	217,501
Equity-settled share-based payment expenses	0	5,425,468	1,715,588
Total staff costs	9,121,633	94,503,981	65,308,829
Restructuring costs	0	30,378,741	0
Cost of inventories (note 18)	2,760,713	50,312,357	43,752,723
Depreciation of (note 13)
- property, plant and equipment#	98,290	2,831,186	1,807,544
- right-of-use assets#	1,025,062	1,136,690	917,282
Amortization of intangible assets# (note 14)	0	1,498,245	2,991,094
Write-off on inventories	0	268,226	476,431
Auditor’s remuneration	76,985	120,570	168,529
Hong Kong | Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	2,057,344	63,364,134	48,069,439
Depreciation of (note 13)
Total depreciation and amortization charges	0	1,390,250	751,775
Hong Kong | Selling and distribution expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	188,414	154,606
Hong Kong | Research and development expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	7,767,201	795,494
Depreciation of (note 13)
Total depreciation and amortization charges	405,100	208,534	90,357
Hong Kong | Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	7,064,289	23,184,232	16,289,290
Depreciation of (note 13)
Total depreciation and amortization charges	718,252	3,867,337	4,873,788
Hong Kong | Total depreciation and amortization charges
Depreciation of (note 13)
Total depreciation and amortization charges	1,123,352	5,466,121	5,715,920
Hong Kong | Impairment of intangible assets (note 14)
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	0	19,109,580	0
Hong Kong | Impairment of goodwill (note 15)
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	0	3,272,253	0
Hong Kong | Impairment losses on property, plant and equipment (note 13)
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	0	4,447,610	0
Hong Kong | Write-off of prepayment
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	$ 0	$ 3,549,298	$ 0